Note E - Deposits	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

Note E - Deposits

Following is a summary of interest-bearing deposits at December 31:

	2013	2012
NOW accounts	$106,342	$106,581
Savings and Money Market	200,237	197,062
Time:
In denominations under $100,000	96,431	110,002
In denominations of $100,000 or more	76,044	101,893
Total time deposits	172,475	211,895
Total interest-bearing deposits	$479,054	$515,538

Following is a summary of total time deposits by remaining maturity at December 31, 2013:

2014	$111,324
2015	39,001
2016	12,524
2017	4,319
2018	4,646
Thereafter	661
Total	$172,475

Brokered deposits, included in time deposits, were $15,435 and $23,839 at December 31, 2013 and 2012, respectively.